Segment Reporting - Summary of Information About Product Revenues (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2018 INR (₨)	Mar. 31, 2018 USD ($)	Mar. 31, 2017 INR (₨)	Mar. 31, 2016 INR (₨)
Disclosure of products and services [line items]
Revenues	₨ 2,882,951.1	$ 44,233.9	₨ 2,656,495.1	₨ 2,705,112.6
Tata and Fiat vehicles [Member]
Disclosure of products and services [line items]
Revenues	575,483.5	8,829.8	436,306.2	420,212.8
Tata Daewoo commercial vehicles [Member]
Disclosure of products and services [line items]
Revenues	48,370.3	742.2	57,773.8	47,742.3
Finance revenues [Member]
Disclosure of products and services [line items]
Revenues	26,040.3	399.5	24,318.3	22,318.8
Jaguar Land Rover vehicles [Member]
Disclosure of products and services [line items]
Revenues	2,214,492.3	33,977.6	2,120,676.6	2,200,750.0
Others [Member]
Disclosure of products and services [line items]
Revenues	₨ 18,564.7	$ 284.8	₨ 17,420.2	₨ 14,088.7